UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act File Number: 811-3451

                             SEI Daily Income Trust




                                   Registrant
                             SEI Daily Income Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110






                          Date of Fiscal Year End: 1/31


             Date of Reporting Period: July 1, 2006 to June 30, 2007

                              Ultra Short Bond Fund

              The Ultra Short Bond Fund invests in securities that
               do not have voting rights. No votes have been cast
                 on securities by this fund during the reporting
                                     period.

                                    GNMA Fund

                   The GNMA Fund invests in securities that do
               not have voting rights. No votes have been cast on
              securities by this fund during the reporting period.

                               Government II Fund

                The Government II Fund invests in securities that
               do not have voting rights. No votes have been cast
                 on securities by this fund during the reporting
                                     period.

                                 Government Fund

                The Government Fund invests in securities that do
               not have voting rights. No votes have been cast on
              securities by this fund during the reporting period.

                      Intermediate-Duration Government Fund

              The Intermediate-Duration Government Fund invests in
               securities that do not have voting rights. No votes
              have been cast on securities by this fund during the
                                reporting period.

                                Money Market Fund

                The Money Market Fund invests in securities that
               do not have voting rights. No votes have been cast
                 on securities by this fund during the reporting
                                     period.

                              Prime Obligation Fund

              The Prime Obligation Fund invests in securities that
               do not have voting rights. No votes have been cast
                 on securities by this fund during the reporting
                                     period.

                         Short-Duration Government Fund

            The Short-Duration Government Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                                Treasury II Fund

               The Treasury II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                  Treasury Fund

                 The Treasury Fund invests in securities that do
               not have voting rights. No votes have been cast on
              securities by this fund during the reporting period.


                                   Signatures
          Pursuant to the requirements of the Investment Company Act of
             1940, the registrant has duly caused this report to be
             signed on its behalf by the undersigned, thereunto duly
                                   authorized.


Name of Registrant: SEI Daily Income Trust
By: /s/ Robert A. Nesher
President
Date: August 31, 2007